Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5.     RELATED PARTY TRANSACTIONS

Insider Shares

In March 2016, the Company issued 3,737,500 shares of common stock to the initial stockholders (the “insider shares”) for an aggregate purchase price of $25,000. In February 2018, the Company sold an additional 1,293,750 insider shares for an aggregate purchase price of $8,654, resulting in a total of 5,031,250 insider shares issued and outstanding. The 5,031,250 insider shares included an aggregate of up to 656,250 shares subject to forfeiture by the initial stockholders to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering, excluding shares in the Private Units (assuming the initial stockholders did not purchase any Public Shares in the Initial Public Offering). On June 5, 2018, as a result of the underwriters’ election to exercise their over-allotment option in full, 656,250 insider shares are no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell any of the insider shares (except to certain permitted transferees) with respect to 50% of the insider shares, until the earlier of (i) six months after the date of the consummation of a Business Combination and on the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share for any 20 trading days within any 30-trading day period following the consummation of a Business Combination and, with respect to the remaining 50% of the insider shares, six months after the date of the consummation of a Business Combination, or if, (ii) subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their common stock for cash, securities or other property (the “Lock-Up Period”).

Promissory Notes — Related Parties

On December 17, 2019, Viktoria Group, LLC loaned the Company $180,000 under a promissory note to fund its working capital requirements and finance transaction expenses in connection with a Business Combination. The promissory note was non-interest bearing and payable on December 2, 2020. The loan was non-interest bearing and was repaid on June 18, 2020.

On January 30, 2020, VK Consulting, Inc. loaned the Company $425,000 under a promissory note to fund its working capital requirements and finance transaction expenses in connection with a Business Combination. The promissory note was non-interest bearing and was repaid on January 5, 2021.

On February 7, 2020, May 15, 2020 and August 27, 2020, BGV Group Limited loaned the Company an aggregate of $3,400,000 under promissory notes to fund its working capital requirements and finance transaction expenses in connection with a Business Combination. The promissory notes are non-interest bearing and currently due on demand.

On November 27, 2020, an affiliate of the Company loaned the Company an aggregate of $150,000 to fund the Company’s working capital requirements and finance transaction expenses in connection with a Business Combination. The loans are non-interest bearing and payable on May 27, 2021.

On November 30, 2020 and December 28, 2020, an affiliate of the Company loaned the Company an aggregate of $1,100,000 to fund the Company’s working capital requirements and finance transaction expenses in connection with a Business Combination. The loans are non-interest bearing and currently due on demand.

If the Company does not complete a Business Combination, any outstanding loans from the Company’s insiders, officers and directors or their affiliates will be repaid only from amounts remaining outside of the Company’s Trust Account, if any.

As of March 31, 2021, there was $4,650,000 outstanding under the promissory notes referenced above.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on May 30, 2018 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay VK Consulting a monthly fee of $7,500 for office space and secretarial and administrative services. For each of the three months ended March 31, 2021 and 2020, the Company incurred and paid $22,500 in fees for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, certain of the Company’s initial stockholders, officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Up to $200,000 of Working Capital Loans may be convertible into Private Units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. Such Units would be identical to the Private Units. As of March 31, 2021 and December 31, 2020, there were no amounts outstanding.

NOTE 6.     RELATED PARTY TRANSACTIONS

Insider Shares

In March 2016, the Company issued 3,737,500 shares of common stock to the initial stockholders (the “insider shares”) for an aggregate purchase price of $25,000. In February 2018, the Company sold an additional 1,293,750 insider shares for an aggregate purchase price of $8,654, resulting in a total of 5,031,250 insider shares issued and outstanding. The 5,031,250 insider shares included an aggregate of up to 656,250 shares subject to forfeiture by the initial stockholders to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering, excluding shares in the Private Units (assuming the initial stockholders did not purchase any Public Shares in the Initial Public Offering). On June 5, 2018, as a result of the underwriters’ election to exercise their over-allotment option in full, 656,250 insider shares are no longer subject to forfeiture.

The initial stockholders have agreed not to transfer, assign or sell any of the insider shares (except to certain permitted transferees) with respect to 50% of the insider shares, until the earlier of (i) six months after the date of the consummation of a Business Combination and on the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share for any 20 trading days within any 30-trading day period following the consummation of a Business Combination and, with respect to the remaining 50% of the insider shares, six months after the date of the consummation of a Business Combination, or if, (ii) subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their common stock for cash, securities or other property (the “Lock-Up Period”).

Promissory Notes — Related Parties

In March 2016, VK Consulting, Inc. loaned the Company $425,000 to be used for the payment of costs related to the Initial Public Offering. On February 15, 2018, the terms of the promissory note with VK Consulting were amended such that the loan is now payable upon the consummation of a Business Combination. The loan was repaid in December 2019.

On December 17, 2019, Viktoria Group, LLC loaned the Company $180,000 under a promissory note to fund its working capital requirements and finance transaction expenses in connection with a Business Combination. The promissory note was non-interest bearing and payable on December 2, 2020. The loan was non-interest bearing and was repaid on June 18, 2020.

On January 30, 2020, VK Consulting, Inc. loaned the Company $425,000 under a promissory note to fund its working capital requirements and finance transaction expenses in connection with a Business Combination. The promissory note is non-interest bearing and currently due on demand.

On February 7, 2020, May 15, 2020 and August 27, 2020, BGV Group Limited loaned the Company an aggregate of $3,400,000 under promissory notes to fund its working capital requirements and finance transaction expenses in connection with a Business Combination. The promissory notes are non-interest bearing and currently due on demand.

On November 27, 2020, an affiliate of the Company loaned the Company an aggregate of $150,000 to fund the Company’s working capital requirements and finance transaction expenses in connection with a Business Combination. The loans are non-interest bearing and payable on December 1, 2021.

On November 30, 2020 and December 28, 2020, an affiliate of the Company loaned the Company an aggregate of $1,100,000 to fund the Company’s working capital requirements and finance transaction expenses in connection with a Business Combination. The loans are non-interest bearing and currently due on demand.

If the Company does not complete a Business Combination, any outstanding loans from the Company’s insiders, officers and directors or their affiliates will be repaid only from amounts remaining outside of the Company’s Trust Account, if any.

As of December 31, 2020, there was $5,075,000 outstanding under the promissory notes.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on May 30, 2018 through the earlier of the Company’s consummation of a Business Combination or its liquidation, the Company will pay VK Consulting a monthly fee of $7,500 for office space and secretarial and administrative services. For each of the years ended December 31, 2020 and 2019, the Company incurred and paid $90,000 in fees for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, certain of the Company’s initial stockholders, officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the

Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Up to $200,000 of Working Capital Loans may be convertible into Private Units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. Such Units would be identical to the Private Units. As of December 31, 2020 and 2019, there were no amounts outstanding.